COST OF SALES - Schedule of Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ 83,407,748	$ 71,465,476	$ 70,025,517
Finished products	4,171,765	5,235,997	3,610,248	$ 4,312,946
Products in progress	17,649,645	14,966,747	12,165,049	8,240,170
Raw materials, materials, fuel, and spare parts	77,334,811	63,205,004	55,690,179	$ 57,472,401
Purchases and production expenses for the year	332,002,049	341,847,366	307,070,468
Inventories at the end of the year	(99,156,221)	(83,407,748)	(71,465,476)
Cost of sales	$ 316,253,576	$ 329,905,094	$ 305,630,509